UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2018
MFS®  Global Equity Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 4.3%
Honeywell International, Inc.	553,519	$ 88,380,379
MTU Aero Engines AG	141,598	25,368,084
United Technologies Corp.	276,237	38,123,468
		$ 151,871,931
Airlines – 1.1%
Aena S.A.	174,983	$ 38,116,538
Alcoholic Beverages – 6.2%
AmBev S.A.	2,795,578	$ 19,260,181
Carlsberg Group	205,491	26,388,685
Diageo PLC	1,924,732	69,208,936
Heineken N.V.	313,347	35,231,097
Pernod Ricard S.A.	419,917	66,888,942
		$ 216,977,841
Apparel Manufacturers – 3.6%
Burberry Group PLC	851,745	$ 19,095,638
Compagnie Financiere Richemont S.A.	369,838	35,491,733
LVMH Moet Hennessy Louis Vuitton S.A.	233,312	73,170,266
		$ 127,757,637
Automotive – 1.0%
Aptiv PLC	213,686	$ 20,274,528
Harley-Davidson, Inc.	286,902	13,903,271
		$ 34,177,799
Broadcasting – 3.9%
Omnicom Group, Inc.	238,029	$ 18,244,923
Walt Disney Co.	587,024	63,791,898
WPP Group PLC	3,021,259	54,822,807
		$ 136,859,628
Brokerage & Asset Managers – 1.3%
Deutsche Boerse AG	154,546	$ 19,830,445
Franklin Resources, Inc.	641,158	27,191,511
		$ 47,021,956
Business Services – 6.1%
Accenture PLC, “A”	533,622	$ 85,753,055
Adecco S.A.	305,985	25,182,327
Brenntag AG	249,337	16,165,451
Cognizant Technology Solutions Corp., “A”	413,514	32,245,822
Compass Group PLC	1,618,524	34,068,758
PayPal Holdings, Inc. (a)	237,122	20,231,249
		$ 213,646,662
Cable TV – 2.9%
Comcast Corp., “A”	1,920,060	$ 81,660,152
Sky PLC	1,390,476	20,907,490
		$ 102,567,642
Chemicals – 2.8%
3M Co.	251,218	$ 62,930,109
Monsanto Co.	287,388	35,003,858
		$ 97,933,967
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.4%
Check Point Software Technologies Ltd. (a)	294,323	$ 30,435,941
Oracle Corp.	1,029,340	53,103,651
		$ 83,539,592
Consumer Products – 6.7%
Colgate-Palmolive Co.	498,335	$ 36,996,390
Coty, Inc., “A”	2,704,115	53,027,695
Essity AB	2,242,047	67,148,453
Reckitt Benckiser Group PLC	805,653	77,819,951
		$ 234,992,489
Electrical Equipment – 3.4%
Amphenol Corp., “A”	223,857	$ 20,767,214
Legrand S.A.	379,986	31,618,134
Schneider Electric S.A.	539,741	50,580,313
W.W. Grainger, Inc.	61,061	16,465,709
		$ 119,431,370
Electronics – 1.9%
Hoya Corp.	355,900	$ 18,241,691
Microchip Technology, Inc.	168,836	16,076,564
Samsung Electronics Co. Ltd.	13,622	31,921,005
		$ 66,239,260
Entertainment – 1.2%
Time Warner, Inc.	438,121	$ 41,774,837
Food & Beverages – 5.1%
Danone S.A.	745,169	$ 64,261,931
Kellogg Co.	480,064	32,697,159
Nestle S.A.	951,693	82,229,547
		$ 179,188,637
Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	22,756	$ 3,352,869
Sands China Ltd.	1,293,600	7,688,931
Wynn Resorts Ltd.	52,223	8,647,606
		$ 19,689,406
Insurance – 0.3%
Aon PLC	13,992	$ 1,989,243
Swiss Re Ltd.	84,521	8,336,318
		$ 10,325,561
Internet – 0.9%
eBay, Inc. (a)	747,112	$ 30,317,805
Machinery & Tools – 0.8%
Kubota Corp.	1,421,900	$ 29,122,370
Major Banks – 6.3%
Bank of New York Mellon Corp.	1,042,679	$ 59,119,899
Goldman Sachs Group, Inc.	136,576	36,587,345
State Street Corp.	656,525	72,329,359
UBS Group AG	2,581,055	52,411,431
		$ 220,448,034
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 12.8%
Abbott Laboratories	736,802	$ 45,799,612
Cooper Cos., Inc.	129,830	31,765,506
Medtronic PLC	966,502	83,012,857
Sonova Holding AG	69,485	11,205,693
Stryker Corp.	430,254	70,725,153
Thermo Fisher Scientific, Inc.	489,228	109,640,887
Waters Corp. (a)	145,268	31,321,233
Zimmer Biomet Holdings, Inc.	528,472	67,179,361
		$ 450,650,302
Network & Telecom – 0.7%
Cisco Systems, Inc.	618,477	$ 25,691,535
Oil Services – 1.1%
National Oilwell Varco, Inc.	244,302	$ 8,960,997
NOW, Inc. (a)	142,672	1,682,103
Schlumberger Ltd.	365,419	26,887,530
		$ 37,530,630
Other Banks & Diversified Financials – 5.5%
American Express Co.	498,224	$ 49,523,466
Erste Group Bank AG	334,017	16,807,742
Grupo Financiero Banorte S.A. de C.V.	1,684,290	10,821,518
Julius Baer Group Ltd.	320,025	21,971,096
Kasikornbank PLC	1,155,880	8,525,169
Visa, Inc., “A”	706,748	87,799,304
		$ 195,448,295
Pharmaceuticals – 5.2%
Bayer AG	731,035	$ 95,680,931
Johnson & Johnson	98,622	13,628,574
Merck KGaA	219,872	24,027,883
Roche Holding AG	208,700	51,449,063
		$ 184,786,451
Railroad & Shipping – 3.1%
Canadian National Railway Co.	774,372	$ 62,042,685
Kansas City Southern Co.	417,626	47,246,029
		$ 109,288,714
Restaurants – 0.5%
Whitbread PLC	351,693	$ 19,379,824
Specialty Chemicals – 4.2%
Akzo Nobel N.V.	523,341	$ 49,004,448
L'Air Liquide S.A.	251,591	33,906,982
Linde AG (a)	196,917	48,065,220
Praxair, Inc.	100,342	16,204,230
		$ 147,180,880
Specialty Stores – 1.4%
AutoZone, Inc. (a)	26,121	$ 19,994,058
Hermes International	12,859	7,107,659
Sally Beauty Holdings, Inc. (a)	621,244	10,318,863
Urban Outfitters, Inc. (a)	312,239	10,650,472
		$ 48,071,052
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.6%
United Parcel Service, Inc., “B”	438,798	$ 55,867,761
Total Common Stocks		$3,475,896,406
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.44% (v)	35,106,245	$ 35,102,735
Other Assets, Less Liabilities – 0.2%		8,203,188
Net Assets – 100.0%		$3,519,202,329
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,102,735 and $3,475,896,406, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,884,887,100	$—	$—	$1,884,887,100
France	327,534,227	—	—	327,534,227
United Kingdom	295,303,404	—	—	295,303,404
Switzerland	288,277,207	—	—	288,277,207
Germany	229,138,014	—	—	229,138,014
Netherlands	84,235,545	—	—	84,235,545
Sweden	67,148,453	—	—	67,148,453
Canada	62,042,685	—	—	62,042,685
Japan	—	47,364,061	—	47,364,061
Other Countries	150,355,774	39,609,936	—	189,965,710
Mutual Funds	35,102,735	—	—	35,102,735
Total	$3,424,025,144	$86,973,997	$—	$3,510,999,141
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $7,688,931 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $8,525,169 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,562,742	72,778,110	(54,234,607)	35,106,245
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,332)	$(1,599)	$—	$90,431	$35,102,735

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2018, are as follows:
United States	54.8%
France	9.3%
United Kingdom	8.4%
Switzerland	8.2%
Germany	6.5%
Netherlands	2.4%
Sweden	1.9%
Canada	1.8%
Japan	1.3%
Other Countries	5.4%
6

Quarterly Report

January 31, 2018

MFS® Global Total Return Fund

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 58.1%
Aerospace - 1.9%
Boeing Co.	16,340	$5,790,406
Honeywell International, Inc.	107,587	17,178,416
Lockheed Martin Corp.	46,352	16,448,007
United Technologies Corp.	42,919	5,923,251

		$45,340,080
Airlines - 0.3%
Air Canada (a)	403,378	$7,841,275

Alcoholic Beverages - 1.1%
Heineken N.V.	115,003	$12,930,336
Pernod Ricard S.A.	80,248	12,782,773

		$25,713,109
Apparel Manufacturers - 0.3%
Compagnie Financiere Richemont S.A.	50,796	$4,874,670
NIKE, Inc., “B”	30,186	2,059,289

		$6,933,959
Automotive - 1.1%
Aptiv PLC	49,087	$4,657,375
Delphi Technologies PLC	16,362	903,673
General Motors Co.	138,252	5,863,267
Kia Motors Corp.	34,338	1,114,212
Magna International, Inc.	164,244	9,381,938
USS Co. Ltd.	116,800	2,613,804

		$24,534,269
Biotechnology - 0.2%
Biogen, Inc. (a)	11,625	$4,043,291

Broadcasting - 0.8%
Omnicom Group, Inc.	97,930	$7,506,335
ProSiebenSat.1 Media SE	26,339	1,006,870
Publicis Groupe	23,096	1,596,615
WPP Group PLC	486,517	8,828,183

		$18,938,003
Brokerage & Asset Managers - 0.7%
Apollo Global Management LLC	70,499	$2,520,339
BlackRock, Inc.	19,156	10,761,841
TMX Group Ltd.	43,797	2,754,938

		$16,037,118
Business Services - 3.9%
Accenture PLC, “A”	139,008	$22,338,586
Bunzl PLC	180,573	5,281,563
CGI Group, Inc., “A” (a)	41,279	2,362,635
Compass Group PLC	551,235	11,603,098
DXC Technology Co.	100,842	10,038,821
Equifax, Inc.	23,394	2,922,612
Experian Group Ltd.	225,581	5,198,326
Fidelity National Information Services, Inc.	49,970	5,114,929

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Fiserv, Inc. (a)	34,044	$4,794,757
Nomura Research Institute Ltd.	192,100	8,879,340
Secom Co. Ltd.	92,300	7,080,068
SGS S.A.	1,468	3,947,788

		$89,562,523
Cable TV - 0.7%
Comcast Corp., “A”	361,894	$15,391,352

Chemicals - 2.1%
3M Co.	59,392	$14,877,696
CF Industries Holdings, Inc.	27,391	1,162,474
Givaudan S.A.	4,489	10,803,503
LyondellBasell Industries N.V., “A”	16,969	2,033,565
Monsanto Co.	21,108	2,570,954
Orica Ltd.	191,354	2,960,506
PPG Industries, Inc.	117,146	13,908,745

		$48,317,443
Computer Software - 0.4%
Cadence Design Systems, Inc. (a)	99,440	$4,460,878
Check Point Software Technologies Ltd. (a)	47,740	4,936,793

		$9,397,671
Computer Software - Systems - 0.9%
Amadeus IT Group S.A.	143,360	$11,120,728
Hitachi Ltd.	470,000	3,763,606
Hon Hai Precision Industry Co. Ltd.	1,153,500	3,649,026
International Business Machines Corp.	16,852	2,758,672

		$21,292,032
Construction - 0.6%
Geberit AG	3,207	$1,519,513
Persimmon PLC	77,292	2,745,771
Sherwin-Williams Co.	17,633	7,354,901
Stanley Black & Decker, Inc.	15,770	2,621,447

		$14,241,632
Consumer Products - 2.1%
Coty, Inc., “A”	118,092	$2,315,784
Essity AB	121,920	3,651,458
Kao Corp.	215,300	15,004,293
Procter & Gamble Co.	155,612	13,435,540
Reckitt Benckiser Group PLC	139,012	13,427,502

		$47,834,577
Containers - 0.3%
Brambles Ltd.	571,350	$4,552,780
Crown Holdings, Inc. (a)	28,920	1,678,806

		$6,231,586
Electrical Equipment - 2.0%
IMI PLC	104,822	$1,977,971
Johnson Controls International PLC	253,119	9,904,547
Legrand S.A.	80,776	6,721,264
OMRON Corp.	95,200	5,989,893

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
Schneider Electric S.A.	218,907	$20,514,255
Spectris PLC	69,020	2,556,769

		$47,664,699
Electronics - 3.4%
Analog Devices, Inc.	58,972	$5,418,347
Halma PLC	229,459	4,160,432
Hirose Electric Co. Ltd.	28,645	4,302,423
Hoya Corp.	52,900	2,711,395
Intel Corp.	101,719	4,896,753
Samsung Electronics Co. Ltd.	3,244	7,601,802
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	727,604	32,967,737
Texas Instruments, Inc.	151,540	16,619,392

		$78,678,281
Energy - Independent - 1.1%
Marathon Petroleum Corp.	83,637	$5,793,535
Occidental Petroleum Corp.	55,951	4,194,646
Phillips 66	90,778	9,295,667
Valero Energy Corp.	61,062	5,860,120

		$25,143,968
Energy - Integrated - 1.8%
BP PLC	842,285	$5,992,747
Chevron Corp.	38,844	4,869,095
China Petroleum & Chemical Corp.	4,560,000	3,953,266
Exxon Mobil Corp.	132,039	11,527,005
Galp Energia SGPS S.A.	238,054	4,542,695
LUKOIL PJSC, ADR	73,767	4,870,097
Suncor Energy, Inc.	140,819	5,101,540

		$40,856,445
Engineering - Construction - 0.2%
Bouygues	78,037	$4,337,624

Entertainment - 0.1%
Time Warner, Inc.	24,602	$2,345,801

Food & Beverages - 2.5%
Danone S.A.	77,863	$6,714,754
General Mills, Inc.	166,129	9,716,885
J.M. Smucker Co.	24,845	3,152,582
Marine Harvest A.S.A.	349,341	6,047,498
Nestle S.A.	302,471	26,134,534
Tyson Foods, Inc., “A”	98,036	7,461,520

		$59,227,773
Food & Drug Stores - 0.2%
Wesfarmers Ltd.	114,872	$4,055,222

Forest & Paper Products - 0.1%
Svenska Cellulosa Aktiebolaget	145,098	$1,501,452

Gaming & Lodging - 0.2%
Sands China Ltd.	699,600	$4,158,299

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 0.2%
Cigna Corp.	25,019	$5,212,709

Insurance - 3.5%
Aon PLC	118,923	$16,907,283
Athene Holding Ltd. (a)	94,024	4,716,244
Chubb Ltd.	50,129	7,827,643
Fairfax Financial Holdings Ltd.	7,443	3,915,139
Hiscox Ltd.	132,140	2,652,932
Legal & General Group PLC	586,057	2,251,698
MetLife, Inc.	215,656	10,366,584
Prudential Financial, Inc.	44,052	5,234,259
Travelers Cos., Inc.	95,056	14,250,796
Zurich Insurance Group AG	41,760	13,724,828

		$81,847,406
Machinery & Tools - 0.6%
Eaton Corp. PLC	75,921	$6,375,086
Illinois Tool Works, Inc.	41,522	7,211,126

		$13,586,212
Major Banks - 5.2%
Bank of New York Mellon Corp.	157,623	$8,937,224
BNP Paribas	55,388	4,579,880
China Construction Bank	9,859,000	11,368,038
Goldman Sachs Group, Inc.	30,264	8,107,423
JPMorgan Chase & Co.	218,863	25,315,883
Mitsubishi UFJ Financial Group, Inc.	604,100	4,564,997
PNC Financial Services Group, Inc.	39,499	6,241,632
Royal Bank of Canada	60,962	5,222,615
State Street Corp.	65,877	7,257,669
Svenska Handelsbanken AB	540,254	7,860,521
UBS Group AG	628,443	12,761,292
Wells Fargo & Co.	271,621	17,867,229

		$120,084,403
Medical & Health Technology & Services - 0.7%
CVS Health Corp.	23,224	$1,827,497
McKesson Corp.	64,346	10,866,752
Sonic Healthcare Ltd.	154,067	2,958,121

		$15,652,370
Medical Equipment - 1.5%
Abbott Laboratories	177,125	$11,010,090
Danaher Corp.	72,404	7,333,077
Medtronic PLC	141,146	12,123,030
Thermo Fisher Scientific, Inc.	19,686	4,411,829

		$34,878,026
Metals & Mining - 0.4%
Rio Tinto PLC	163,913	$9,127,744

Natural Gas - Distribution - 0.3%
ENGIE	396,476	$6,881,582

Network & Telecom - 0.2%
Cisco Systems, Inc.	130,706	$5,429,527

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.4%
Schlumberger Ltd.	129,423	$9,522,944

Other Banks & Diversified Financials - 2.1%
Agricultural Bank of China	2,847,000	$1,746,927
American Express Co.	50,320	5,001,808
Barclays Africa Group Ltd.	200,444	3,047,375
Citigroup, Inc.	130,775	10,263,222
DBS Group Holdings Ltd.	136,600	2,744,448
ING Groep N.V.	378,718	7,443,224
KBC Group N.V.	69,470	6,675,787
U.S. Bancorp	206,586	11,804,324

		$48,727,115
Pharmaceuticals - 4.6%
Bayer AG	132,266	$17,311,530
Eli Lilly & Co.	115,736	9,426,697
Johnson & Johnson	157,376	21,747,789
Novartis AG	196,347	17,762,468
Pfizer, Inc.	497,317	18,420,622
Roche Holding AG	63,164	15,571,292
Santen Pharmaceutical Co. Ltd.	358,900	5,876,901

		$106,117,299
Printing & Publishing - 0.8%
Moody’s Corp.	47,674	$7,713,176
RELX N.V.	294,807	6,557,206
Thomson Reuters Corp.	120,056	5,199,625

		$19,470,007
Railroad & Shipping - 0.2%
Canadian National Railway Co.	32,391	$2,595,167
Union Pacific Corp.	22,930	3,061,155

		$5,656,322
Real Estate - 1.2%
CK Asset Holdings Ltd.	630,000	$6,021,025
Deutsche Wohnen SE	289,577	13,086,685
Grand City Properties S.A.	113,796	2,764,917
Medical Properties Trust, Inc., REIT	329,055	4,304,039
Public Storage, Inc., REIT	9,577	1,874,794

		$28,051,460
Restaurants - 0.0%
Greggs PLC	58,563	$1,096,757

Specialty Chemicals - 0.6%
Akzo Nobel N.V.	57,926	$5,424,057
PTT Global Chemical PLC	2,760,500	8,483,337

		$13,907,394
Specialty Stores - 0.4%
Dufry AG (a)	17,765	$2,761,854
Gap, Inc.	200,660	6,669,938

		$9,431,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Telecommunications - Wireless - 0.9%
KDDI Corp.		515,100	$13,040,388
SK Telecom Co. Ltd.		9,948	2,473,375
Vodafone Group PLC		1,989,821	6,345,505

			$21,859,268
Telephone Services - 0.5%
Nippon Telegraph & Telephone Corp.		69,100	$3,302,273
TDC A.S.		499,708	3,335,277
Verizon Communications, Inc.		86,003	4,650,182

			$11,287,732
Tobacco - 3.0%
Altria Group, Inc.		140,900	$9,910,906
British American Tobacco PLC		143,252	9,801,670
Japan Tobacco, Inc.		507,800	16,826,632
Philip Morris International, Inc.		307,099	32,930,226

			$69,469,434
Trucking - 0.4%
United Parcel Service, Inc., “B”		46,056	$5,863,850
Yamato Holdings Co. Ltd.		95,500	2,459,888

			$8,323,738
Utilities - Electric Power - 1.4%
American Electric Power Co., Inc.		76,774	$5,280,516
Duke Energy Corp.		85,115	6,681,528
Exelon Corp.		250,421	9,643,713
SSE PLC		420,995	7,797,645
Xcel Energy, Inc.		68,888	3,144,048

			$32,547,450
Total Common Stocks			$1,347,788,175

Bonds - 32.8%
Aerospace - 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)		$630,000	$621,659
Lockheed Martin Corp., 3.55%, 1/15/2026		795,000	811,156

			$1,432,815
Airlines - 0.0%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	850,000	$1,073,060

Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027		$1,604,000	$1,592,885

Asset-Backed & Securitized - 1.4%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 2.882% (U.S. LIBOR-3mo. + 1.16%), 7/15/2026 (n)		$3,177,000	$3,178,525
Cent CLO LP, 2013-17A, “A1”, FLR, 2.678% (U.S. LIBOR-3mo. + 1.3%), 1/30/2025 (n)		549,828	550,445
Cent CLO LP, 2014-21A, “A1”, FLR, 2.97% (U.S. LIBOR-3mo. + 1.21%), 7/27/2026 (n)		2,164,336	2,170,388
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.709% (U.S. LIBOR-1mo. + 1.15%), 3/15/2028 (n)		1,205,845	1,210,696
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.559% (U.S. LIBOR-1mo. + 1%), 6/15/2028 (z)		1,068,254	1,073,697
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,048,054
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		1,372,000	1,363,962
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FLR, 2.822% (U.S. LIBOR-3mo. + 1.1%), 7/15/2025 (n)		1,281,700	1,282,415
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 2.882% (LIBOR-3mo. + 1.16%), 10/15/2026 (n)		2,966,973	2,968,973
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 3.381% (U.S. LIBOR-3mo. + 1.65%), 1/17/2026 (n)		3,092,916	3,103,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050		$2,298,421	$2,320,897
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FLR, 2.895% (U.S. LIBOR-3mo. + 1.15%), 4/25/2025 (n)		1,225,846	1,226,834
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,657,975
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		1,048,215	1,060,258
Octagon Investment Partners XV, Ltd., CLO, FLR, 3.195% (U.S. LIBOR-3mo. + 1.45%), 10/25/2025 (n)		3,933,959	3,935,832
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,367,749
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,003,838

			$33,524,323
Automotive - 0.3%
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,550,000	$1,956,636
General Motors Financial Co., Inc., 4.35%, 1/17/2027		$1,626,000	1,654,183
Lear Corp., 3.8%, 9/15/2027		526,000	521,644
RCI Banque S.A., 1.25%, 6/08/2022	EUR	450,000	573,801
Valeo S.A., 1.625%, 3/18/2026	EUR	400,000	512,293
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	670,000	826,239
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FLR to 12/31/2099	EUR	600,000	772,127
Volkswagen Leasing GmbH, 1.375%, 1/20/2025	EUR	1,050,000	1,318,606

			$8,135,529
Banks & Diversified Financials (Covered Bonds) - 0.0%
CaixaBank S.A., 1.125%, 1/12/2023	EUR	900,000	$1,122,995

Broadcasting - 0.1%
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	1,090,000	$1,425,447
Relx Finance B.V., 1%, 3/22/2024	EUR	600,000	750,554

			$2,176,001
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$822,000	$807,702
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		538,000	540,366
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	909,463
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	714,047
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		1,150,000	1,140,443

			$4,112,021
Building - 0.2%
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	$872,370
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		$764,000	743,709
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		400,000	416,333
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		544,000	526,282
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	800,000	1,044,821
Owens Corning, 4.4%, 1/30/2048		$804,000	793,995

			$4,397,510
Business Services - 0.1%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,211,000	$1,197,098
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		320,000	329,413
Fidelity National Information Services, Inc., 5%, 10/15/2025		114,000	123,665
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,032,000	980,433
Tencent Holdings Ltd., 2.985%, 1/19/2023 (z)		304,000	301,090

			$2,931,699
Cable TV - 0.3%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$1,175,000	$1,364,884
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	592,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Cox Communications, Inc., 4.6%, 8/15/2047 (n)		$1,347,000	$1,347,900
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		895,000	891,269
NBCUniversal Media LLC, 5.15%, 4/30/2020		728,000	770,175
Shaw Communications, 5.65%, 10/01/2019	CAD	718,000	615,028
Sky PLC, 2.5%, 9/15/2026	EUR	900,000	1,216,309

			$6,798,470
Chemicals - 0.1%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,031,000	$986,313
LYB International Finance II B.V., 1.875%, 3/02/2022	EUR	1,100,000	1,431,865
LyondellBasell Industries N.V., 5%, 4/15/2019		$299,000	305,840

			$2,724,018
Computer Software - 0.1%
Microsoft Corp., 4.1%, 2/06/2037		$1,301,000	$1,413,948
Oracle Corp., 3.4%, 7/08/2024		837,000	850,701

			$2,264,649
Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/2022		$1,598,000	$1,590,717
Apple, Inc., 4.5%, 2/23/2036		1,752,000	1,963,501
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	671,516
Apple, Inc., 4.25%, 2/09/2047		$348,000	374,019

			$4,599,753
Conglomerates - 0.1%
Parker-Hannifin Corp., 4.1%, 3/01/2047		$727,000	$769,410
Smiths Group PLC, 2%, 2/23/2027	EUR	800,000	1,028,020

			$1,797,430
Consumer Products - 0.2%
Essity AB, 1.625%, 3/30/2027	EUR	1,100,000	$1,389,270
Newell Brands, Inc., 3.75%, 10/01/2021 (z)	EUR	600,000	808,167
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	741,651
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,416,000	1,345,819

			$4,284,907
Consumer Services - 0.4%
Alibaba Group Holding Ltd., 4%, 12/06/2037		$1,638,000	$1,638,711
G4S International Finance PLC, 1.5%, 6/02/2024	EUR	700,000	873,152
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	1,100,000	1,394,231
Priceline Group, Inc., 3.55%, 3/15/2028		$587,000	574,571
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	340,000	451,213
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,400,000	1,770,898
Visa, Inc., 4.15%, 12/14/2035		$984,000	1,065,284
Visa, Inc., 3.65%, 9/15/2047		658,000	654,947

			$8,423,007
Containers - 0.1%
DS Smith PLC, 1.375%, 7/26/2024	EUR	1,100,000	$1,366,574

Electronics - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$1,771,000	$1,723,482
Tyco Electronics Group S.A., 2.375%, 12/17/2018		522,000	522,407
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,025,000	1,293,790

			$3,539,679

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 0.6%
BRPL International Singapore Pte Ltd., 4.375%, 1/18/2027		$3,379,000	$3,434,895
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		3,486,000	3,473,851
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		1,590,000	1,860,618
Pertamina, 6%, 5/03/2042 (n)		3,240,000	3,653,550
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,636,000	1,602,217

			$14,025,131
Emerging Market Sovereign - 0.2%
Republic of Hungary, 5.375%, 2/21/2023		$3,148,000	$3,466,074
Republic of Indonesia, 2.875%, 7/08/2021	EUR	200,000	268,671
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	400,000	537,343
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	638,000	836,800

			$5,108,888
Energy - Independent - 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,594,355

Financial Institutions - 0.1%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$1,592,000	$1,534,051
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		569,000	584,583

			$2,118,634
Food & Beverages - 0.7%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	$801,656
Anheuser-Busch InBev S.A., 5.375%, 1/15/2020		$1,008,000	1,062,754
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		376,000	387,836
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,251,000	1,260,843
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,847,000	2,038,402
Asahi Group Holdings Ltd., 1.151%, 9/19/2025	EUR	550,000	677,169
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	850,000	1,080,390
Danone S.A., 2.077%, 11/02/2021 (n)		$1,298,000	1,258,148
Danone S.A., 2.589%, 11/02/2023 (n)		3,035,000	2,933,664
Fomento Economico Mexicano S.A.B. de C.V., 1.75%, 3/20/2023	EUR	1,000,000	1,302,920
Kraft Heinz Foods Co., 5.2%, 7/15/2045		$128,000	138,365
Kraft Heinz Foods Co., 4.375%, 6/01/2046		545,000	532,812
PepsiCo, Inc., 3.1%, 7/17/2022		1,651,000	1,668,658
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		277,000	278,680
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	306,249

			$15,728,546
Gaming & Lodging - 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	1,060,000	$1,623,000

Insurance - 0.1%
American International Group, Inc., 1.875%, 6/21/2027	EUR	430,000	$537,755
NN Group N.V., 4.625% to 4/08/2024, FLR to 4/08/2044	EUR	500,000	720,854

			$1,258,609
Insurance - Health - 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$1,094,000	$1,066,587
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,536,000	1,543,139

			$2,609,726
Insurance - Property & Casualty - 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	$690,226
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		475,000	529,674

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
Chubb Corp., FLR, 3.972% (LIBOR-3mo. + 2.25%), 3/29/2067		$730,000	$727,263
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		284,000	281,874
Hiscox Ltd., 6.125% to 11/24/2025, FLR to 11/24/2045	GBP	500,000	841,826
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		$958,000	994,580
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	500,000	673,249
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	280,000	377,019
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$293,000	293,710
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		500,000	507,246
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		532,000	576,423
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	300,000	482,867
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	1,120,000	1,395,514

			$8,371,471
International Market Quasi-Sovereign - 0.2%
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	$1,607,233
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$735,000	741,600
KFW Government Development Banks, 4%, 2/27/2025	AUD	300,000	255,213
Statoil A.S.A., 4.25%, 11/23/2041		$660,000	708,018
Statoil A.S.A., FLR, 1.706% (U.S. LIBOR-3mo. + 0.29%), 5/15/2018		477,000	477,264
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		1,450,000	1,410,712

			$5,200,040
International Market Sovereign - 12.3%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	8,409,000	$7,530,232
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	10,054,000	9,306,597
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	3,739,000	2,999,879
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,200,000	1,042,832
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	660,000	1,049,661
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	837,000	1,686,294
Federal Republic of Germany, 4%, 1/04/2037	EUR	1,750,000	3,266,300
Federal Republic of Germany, 2.5%, 8/15/2046	EUR	2,850,000	4,575,882
Government of Canada, 0.5%, 3/01/2022	CAD	4,615,000	3,526,535
Government of Canada, 4.25%, 6/01/2018	CAD	7,496,000	6,152,022
Government of Canada, 2.5%, 6/01/2024	CAD	4,040,000	3,342,657
Government of Canada, 1.5%, 6/01/2026	CAD	2,400,000	1,834,868
Government of Canada, 5.75%, 6/01/2033	CAD	4,267,000	4,974,836
Government of Canada, 4%, 6/01/2041	CAD	3,747,000	3,918,936
Government of Japan, 1.8%, 3/20/2043	JPY	854,800,000	9,776,760
Government of Japan, 0.4%, 9/20/2025	JPY	74,350,000	700,935
Government of Japan, 2.2%, 9/20/2027	JPY	1,823,700,000	20,111,818
Government of Japan, 1.7%, 9/20/2032	JPY	1,560,550,000	17,118,449
Government of Japan, 1.5%, 3/20/2034	JPY	2,322,700,000	24,934,398
Government of Japan, 2.4%, 3/20/2037	JPY	978,400,000	11,940,746
Government of Japan, 2%, 3/20/2052	JPY	197,000,000	2,398,466
Government of New Zealand, 4.5%, 4/15/2027	NZD	6,819,000	5,661,475
Kingdom of Spain, 5.4%, 1/31/2023	EUR	2,369,000	3,661,069
Kingdom of Spain, 2.75%, 10/31/2024	EUR	4,600,000	6,430,424
Kingdom of Spain, 5.15%, 10/31/2028	EUR	4,000,000	6,736,819
Kingdom of Spain, 4.7%, 7/30/2041	EUR	1,568,000	2,780,690
Republic of France, 2.5%, 10/25/2020	EUR	7,668,000	10,249,206
Republic of France, 1.75%, 5/25/2023	EUR	10,050,000	13,494,500
Republic of France, 0.75%, 5/25/2028	EUR	7,200,000	8,749,203
Republic of France, 4.75%, 4/25/2035	EUR	1,858,000	3,533,971
Republic of France, 4.5%, 4/25/2041	EUR	2,471,000	4,846,682
Republic of Italy, 5.5%, 9/01/2022	EUR	11,085,000	16,713,142

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Republic of Italy, 3.75%, 3/01/2021	EUR	6,905,000	$9,500,971
Republic of Italy, 2.5%, 12/01/2024	EUR	4,986,000	6,609,704
Republic of Italy, 2.05%, 8/01/2027	EUR	15,860,000	19,754,230
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	172,000	305,698
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	1,976,000	3,696,235
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	2,761,000	5,362,253
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	5,994,000	10,740,915
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	711,000	1,497,971
United Kingdom Treasury, 4%, 1/22/2060	GBP	700,000	1,656,902

			$284,171,163
Local Authorities - 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	$705,821
Province of British Columbia, 2.3%, 6/18/2026	CAD	1,895,000	1,487,344

			$2,193,165
Major Banks - 2.1%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$532,000	$531,090
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	676,139
Bank of America Corp., 1.75%, 6/05/2018		$2,250,000	2,248,916
Bank of America Corp., 2.625%, 4/19/2021		3,368,000	3,349,937
Bank of America Corp., 3.366% to 1/23/2025, FLR to 1/23/2026		1,749,000	1,745,270
Bank of America Corp., 3.5%, 4/19/2026		1,418,000	1,426,815
Bank of America Corp., 3.248%, 10/21/2027		2,844,000	2,778,315
Bank of New York Mellon Corp., 2.95%, 1/29/2023		2,800,000	2,790,340
Barclays Bank PLC, 6%, 1/14/2021	EUR	742,000	1,063,837
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	362,457
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,261,000	1,409,168
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR to 1/12/2029 (z)		2,500,000	2,484,540
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		642,000	636,144
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,181,000	1,294,745
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		2,018,000	2,038,306
HSBC Bank PLC, FLR, 2.056% (U.S. LIBOR-3mo. + 0.64%), 5/15/2018 (n)		1,116,000	1,117,692
HSBC Holdings PLC, 4.375%, 11/23/2026		1,075,000	1,107,029
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,623,116
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,811,000	1,739,278
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		1,187,000	1,186,740
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		1,249,000	1,319,484
Morgan Stanley, 2.2%, 12/07/2018		720,000	719,900
Morgan Stanley, 2.5%, 4/21/2021		860,000	849,216
Morgan Stanley, 5.5%, 7/28/2021		490,000	529,707
Morgan Stanley, 3.125%, 1/23/2023		1,982,000	1,973,414
Morgan Stanley, 3.125%, 7/27/2026		1,211,000	1,170,480
Morgan Stanley, 2.625%, 3/09/2027	GBP	640,000	915,320
Morgan Stanley, 3.95%, 4/23/2027		$1,588,000	1,598,920
Morgan Stanley, FLR, 0.051% (LIBOR-3mo. + 0.38%), 11/09/2021	EUR	600,000	746,941
Nordea Bank AB, 1% to 9/07/2021, FLR to 9/07/2026	EUR	600,000	749,720
PNC Bank N.A., 2.6%, 7/21/2020		$857,000	856,675
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,996,000	1,968,737
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,200,000	1,535,603
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$1,972,000	1,929,328
Wells Fargo & Co., 3.3%, 9/09/2024		500,000	500,721
Wells Fargo & Co., 4.1%, 6/03/2026		649,000	668,371

			$49,642,411

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.4%
Baxter International, Inc., 1.3%, 5/30/2025	EUR	930,000	$1,159,959
Becton, Dickinson and Co., 3.734%, 12/15/2024		$932,000	934,191
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,034,000	1,039,407
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		642,000	676,212
Life Technologies Corp., 6%, 3/01/2020		432,000	460,199
Northwell Healthcare, Inc., 3.979%, 11/01/2046		171,000	164,386
Northwell Healthcare, Inc., 4.26%, 11/01/2047		1,265,000	1,266,572
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,863,220
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		617,000	588,729
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,983,000	1,931,917

			$10,084,792
Metals & Mining - 0.1%
Cameco Corp., 5.67%, 9/02/2019	CAD	724,000	$610,921
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	1,010,000	1,282,940
Glencore Funding LLC, 3%, 10/27/2022 (n)		$1,485,000	1,459,684

			$3,353,545
Midstream - 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$731,403
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,716,000	1,717,308
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,350,000	1,349,098
ONEOK, Inc., 4.95%, 7/13/2047		1,972,000	2,099,455
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,376,000	1,384,100

			$7,281,364
Mortgage-Backed - 2.9%
Fannie Mae, 3.746%, 7/01/2018		$166,225	$166,872
Fannie Mae, 2.578%, 9/25/2018		289,667	289,442
Fannie Mae, 5.1%, 3/01/2019		301,324	305,973
Fannie Mae, 5.18%, 3/01/2019		301,934	306,695
Fannie Mae, 4.57%, 5/01/2019		214,701	218,617
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		2,704,345	2,928,558
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		11,632,270	12,350,207
Fannie Mae, 5.5%, 1/01/2037		37,997	41,811
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		355,926	399,801
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		5,430,587	5,636,252
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		4,427,161	4,489,532
Freddie Mac, 2.412%, 8/25/2018		772,640	772,284
Freddie Mac, 5.085%, 3/25/2019		589,000	602,020
Freddie Mac, 1.883%, 5/25/2019		1,250,000	1,245,177
Freddie Mac, 3.32%, 7/25/2020		51,323	51,663
Freddie Mac, 3.064%, 8/25/2024		4,167,292	4,206,792
Freddie Mac, 2.673%, 3/25/2026		3,500,000	3,413,524
Freddie Mac, 3.243%, 4/25/2027		3,496,000	3,536,757
Freddie Mac, 3.117%, 6/25/2027		1,483,189	1,485,449
Freddie Mac, 3.194%, 7/25/2027		4,864,000	4,900,452
Freddie Mac, 3.244%, 8/25/2027		4,271,000	4,313,120
Freddie Mac, 3.187%, 9/25/2027		1,792,000	1,802,506
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,609,769
Freddie Mac, 5.5%, 7/01/2037		80,010	87,717
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		3,432,915	3,630,258
Freddie Mac, 5%, 7/01/2041		1,788,710	1,944,253
Freddie Mac, 3.5%, 1/01/2047		2,916,270	2,949,501
Ginnie Mae, 5%, 5/15/2040		622,504	663,078

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 3.5%, 6/20/2043		$1,634,843	$1,673,745

			$67,021,825
Municipals - 0.0%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$100,000	$100,233
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		425,000	418,268

			$518,501
Natural Gas - Distribution - 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$1,037,000	$1,012,108
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,440,000	1,504,800

			$2,516,908
Network & Telecom - 0.4%
AT&T, Inc., 1.8%, 9/04/2026	EUR	300,000	$377,125
AT&T, Inc., 4.9%, 8/14/2037		$1,020,000	1,033,797
AT&T, Inc., 4.25%, 6/01/2043	GBP	500,000	767,344
AT&T, Inc., 4.75%, 5/15/2046		$983,000	952,199
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	700,000	1,003,449
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	900,000	1,122,043
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$3,399,000	3,511,871
Verizon Communications, Inc., 4.812%, 3/15/2039		782,000	817,355

			$9,585,183
Oil Services - 0.1%
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		$1,380,000	$1,360,654

Oils - 0.1%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$524,000	$532,447
Marathon Petroleum Corp., 3.625%, 9/15/2024		1,138,000	1,150,128
Neste Oyj, 1.5%, 6/07/2024	EUR	600,000	744,796
Phillips 66, 4.875%, 11/15/2044		$750,000	846,259

			$3,273,630
Other Banks & Diversified Financials - 0.3%
Arion Banki, 2.5%, 4/26/2019	EUR	274,000	$350,322
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	820,248
BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	308,926
BPCE S.A., 5.25%, 4/16/2029	GBP	700,000	1,207,340
Citizens Bank N.A., 2.55%, 5/13/2021		$848,000	839,303
Citizens Financial Group, Inc., 2.375%, 7/28/2021		1,005,000	984,900
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,144,425
ING Groep N.V., 3.95%, 3/29/2027		$1,026,000	1,049,628
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	880,909

			$7,586,001
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$534,000	$522,928

Pharmaceuticals - 0.1%
Celgene Corp., 2.875%, 8/15/2020		$2,203,000	$2,212,143
Gilead Sciences, Inc., 2.35%, 2/01/2020		661,000	660,507

			$2,872,650
Pollution Control - 0.0%
Republic Services, Inc., 3.375%, 11/15/2027		$337,000	$332,233

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Apartment - 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	1,100,000	$1,345,260

Real Estate - Office - 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$665,606
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,650,000	2,158,385
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	600,000	747,329

			$3,571,320
Real Estate - Retail - 0.0%
Simon International Finance S.C.A., 1.375%, 11/18/2022	EUR	600,000	$771,981

Retailers - 0.2%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,974,000	$2,115,896
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,393,592
Home Depot, Inc., 3%, 4/01/2026		916,000	899,504
Home Depot, Inc., 4.875%, 2/15/2044		500,000	591,521

			$5,000,513
Supermarkets - 0.1%
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	750,000	$922,285
Esselunga S.p.A., 1.875%, 10/25/2027	EUR	650,000	811,477
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	640,299

			$2,374,061
Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	$488,425
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	381,628
International Finance Corp., 3.25%, 7/22/2019	AUD	635,000	520,521

			$1,390,574
Telecommunications - Wireless - 0.2%
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	$505,563
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,267,296
Crown Castle International Corp., 2.25%, 9/01/2021		1,466,000	1,430,511
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	503,318
SBA Tower Trust, 2.898%, 10/08/2019 (n)		588,000	589,487

			$4,296,175
Telephone Services - 0.1%
Chorus Ltd., 1.125%, 10/18/2023	EUR	600,000	$753,102
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	633,919

			$1,387,021
Tobacco - 0.2%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)		$1,070,000	$1,045,967
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	750,000	929,114
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	550,000	687,041
Reynolds American, Inc., 8.125%, 6/23/2019		$434,000	466,106
Reynolds American, Inc., 4.45%, 6/12/2025		255,000	267,098
Reynolds American, Inc., 5.7%, 8/15/2035		798,000	938,730

			$4,334,056
Transportation - Services - 0.2%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	410,000	$522,316
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	700,000	871,901
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028	EUR	900,000	1,053,079

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - continued
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	$826,776
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	700,000	880,364
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	683,494
Transurban Finance Co., 1.75%, 3/29/2028	EUR	800,000	1,004,502

			$5,842,432
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 5.09%, 10/01/2025		$22,665	$23,610
Small Business Administration, 5.21%, 1/01/2026		260,718	273,828
Small Business Administration, 5.31%, 5/01/2027		191,802	200,983
Small Business Administration, 2.22%, 3/01/2033		816,847	795,641

			$1,294,062
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$3,727,000	$4,620,461
U.S. Treasury Bonds, 4.5%, 2/15/2036		3,814,000	4,735,319
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		8,234,600	10,395,539
U.S. Treasury Bonds, 3.625%, 2/15/2044		11,300,000	12,738,102
U.S. Treasury Notes, 1.75%, 11/30/2019		1,340,000	1,330,892
U.S. Treasury Notes, 1.125%, 6/15/2018		2,986,000	2,981,451
U.S. Treasury Notes, 1.375%, 4/30/2020		23,653,000	23,225,213
U.S. Treasury Notes, 2%, 11/30/2022		7,250,000	7,078,945
U.S. Treasury Notes, 2.125%, 12/31/2022		26,200,000	25,711,820
U.S. Treasury Notes, 2.875%, 11/15/2046		5,298,000	5,228,671

			$98,046,413
Utilities - Electric Power - 1.0%
CMS Energy Corp., 5.05%, 3/15/2022		$631,000	$676,711
DTE Electric Co., 3.7%, 3/15/2045		700,000	702,563
Duke Energy Corp., 2.65%, 9/01/2026		1,361,000	1,267,507
Duke Energy Florida LLC, 3.2%, 1/15/2027		2,500,000	2,472,814
EDP Finance B.V., 4.125%, 1/20/2021	EUR	700,000	968,225
EDP Finance B.V., 2%, 4/22/2025	EUR	500,000	649,636
Emera U.S. Finance LP, 2.7%, 6/15/2021		$339,000	335,373
Emera U.S. Finance LP, 3.55%, 6/15/2026		387,000	378,168
Enel Americas S.A., 4%, 10/25/2026		3,133,000	3,154,116
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	400,000	683,833
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$1,740,000	1,852,448
Exelon Corp., 3.497%, 6/01/2022		636,000	640,326
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	700,000	1,210,536
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$1,540,000	1,537,364
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,269,000	1,219,644
PPL Capital Funding, Inc., 5%, 3/15/2044		331,000	378,206
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	200,511
Progress Energy, Inc., 7.05%, 3/15/2019		460,000	483,109
Public Service Enterprise Group, 2%, 11/15/2021		1,750,000	1,685,329
Virginia Electric & Power Co., 3.5%, 3/15/2027		2,000,000	2,014,992

			$22,511,411
Total Bonds			$760,417,957

Convertible Preferred Stocks - 0.1%
Utilities - Electric Power - 0.1%
NextEra Energy, Inc., 6.123%		15,054	$851,454
NextEra Energy, Inc., 6.371%		18,726	1,328,797
Total Convertible Preferred Stocks			$2,180,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Preferred Stocks - 0.6%
Automotive - 0.1%
Hyundai Motor Co.	14,647	$1,426,500

Consumer Products - 0.5%
Henkel AG & Co. KGaA	83,469	$11,668,843
Total Preferred Stocks		$13,095,343

Investment Companies (h) - 7.7%
Money Market Funds - 7.7%
MFS Institutional Money Market Portfolio, 1.44% (v)	178,385,243	$178,367,405

Other Assets, Less Liabilities - 0.7%		16,703,324
Net Assets - 100.0%		$2,318,552,455

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $178,367,405 and $2,123,481,726, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $70,332,993, representing 3.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.559% (U.S. LIBOR-1mo. + 1%), 6/15/2028	6/14/16	$1,068,254	$1,073,697
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR to 1/12/2029	1/11/18	2,506,753	2,484,540
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	314,119	377,019
Newell Brands, Inc., 3.75%, 10/01/2021	9/13/16	734,902	808,167
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	544,131	537,343
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	730,121	836,800
Tencent Holdings Ltd., 2.985%, 1/19/2023	1/11/18	303,958	301,090
Total Restricted Securities			$6,418,656
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Insurers
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 1/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	11,992,000	USD	9,610,762	JPMorgan Chase Bank	3/28/2018	$50,723
CAD	1,074,000	USD	858,101	Goldman Sachs International	3/28/2018	15,613
CHF	4,651,000	USD	4,758,575	Barclays Bank PLC	3/28/2018	259,686
CHF	5,100,000	USD	5,477,084	Citibank N.A.	3/28/2018	25,633
CZK	12,895,000	USD	604,114	JPMorgan Chase Bank	3/28/2018	31,233
DKK	22,157,582	USD	3,567,173	Goldman Sachs International	3/28/2018	143,117
EUR	9,040,377	USD	11,122,414	Deutsche Bank AG	3/28/2018	141,859
EUR	23,352,184	USD	28,110,386	Goldman Sachs International	3/28/2018	986,342
EUR	18,301,350	USD	22,624,596	JPMorgan Chase Bank	3/28/2018	178,813
EUR	12,800,000	USD	15,484,466	Morgan Stanley Capital Services, Inc.	3/28/2018	464,283
EUR	8,500,114	USD	10,450,933	Morgan Stanley Capital Services, Inc.	4/19/2018	155,940
GBP	1,878,974	USD	2,546,892	Barclays Bank PLC	3/28/2018	126,590
GBP	439,000	USD	606,713	BNP Paribas S.A.	3/28/2018	17,914
GBP	8,834,000	USD	12,284,929	Citibank N.A.	3/28/2018	284,457
GBP	1,116,535	USD	1,552,235	Deutsche Bank AG	3/28/2018	36,418
ILS	2,402,000	USD	700,138	Goldman Sachs International	3/28/2018	3,994
INR	267,098,000	USD	4,178,237	Barclays Bank PLC	2/14/2018	15,027
INR	276,165,000	USD	4,288,276	JPMorgan Chase Bank	2/22/2018	42,902
JPY	6,479,735,385	USD	57,813,021	Goldman Sachs International	3/28/2018	1,723,650
JPY	875,000,000	USD	7,884,279	HSBC Bank	3/28/2018	155,337
JPY	1,020,000,000	USD	9,224,320	JPMorgan Chase Bank	3/28/2018	147,576
KRW	5,446,200,000	USD	5,091,620	JPMorgan Chase Bank	3/22/2018	12,456
MXN	40,995,289	USD	2,092,333	JPMorgan Chase Bank	3/28/2018	91,244
NOK	154,505,801	USD	19,069,865	Goldman Sachs International	3/28/2018	1,006,720
NOK	36,349,000	USD	4,652,408	JPMorgan Chase Bank	3/28/2018	70,805
NZD	13,364,980	USD	9,584,027	Deutsche Bank AG	3/28/2018	259,747
NZD	6,921,000	USD	5,082,464	Goldman Sachs International	3/28/2018	15,094
PLN	5,974,803	USD	1,703,679	JPMorgan Chase Bank	3/28/2018	83,317
RUB	50,020,000	USD	843,308	JPMorgan Chase Bank	2/6/2018	46,072
SEK	102,686,843	USD	12,724,594	Deutsche Bank AG	3/28/2018	355,207

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SGD	2,292,000	USD	1,717,232	Deutsche Bank AG	3/28/2018	$31,942
THB	56,073,750	USD	1,757,440	JPMorgan Chase Bank	3/16/2018	34,226
USD	7,267,610	EUR	5,825,146	Barclays Bank PLC	3/28/2018	9,501
USD	232,378	EUR	186,497	JPMorgan Chase Bank	3/28/2018	4

						$7,023,442

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
JPY	140,000,000	USD	1,294,874	Citibank N.A.	3/28/2018	$(8,535)
USD	961,096	NOK	7,537,000	Barclays Bank PLC	3/28/2018	(18,267)
USD	1,102,330	DKK	6,849,984	Brown Brothers Harriman Co.	3/28/2018	(44,700)
USD	16,373,924	EUR	13,497,716	Brown Brothers Harriman Co.	3/28/2018	(444,177)
USD	3,114,733	AUD	3,939,000	Deutsche Bank AG	3/28/2018	(58,766)
USD	591,903	EUR	476,591	Deutsche Bank AG	3/28/2018	(1,927)
USD	1,006,215	GBP	724,426	Deutsche Bank AG	3/28/2018	(24,528)
USD	4,913,439	JPY	543,437,000	Deutsche Bank AG	3/28/2018	(79,732)
USD	8,711,416	NOK	68,919,000	Deutsche Bank AG	3/28/2018	(243,964)
USD	1,894,810	AUD	2,406,504	Goldman Sachs International	3/28/2018	(44,016)
USD	2,671,315	EUR	2,229,514	Goldman Sachs International	3/28/2018	(106,651)
USD	961,187	NOK	7,538,000	Goldman Sachs International	3/28/2018	(18,306)
USD	14,193,355	AUD	18,056,428	JPMorgan Chase Bank	3/28/2018	(354,004)
USD	4,628,579	EUR	3,717,377	JPMorgan Chase Bank	3/28/2018	(3,258)
USD	2,414,540	GBP	1,699,309	JPMorgan Chase Bank	3/28/2018	(3,308)
USD	3,856,603	JPY	426,563,000	JPMorgan Chase Bank	3/28/2018	(62,715)
USD	7,328,778	NOK	57,466,000	JPMorgan Chase Bank	3/28/2018	(138,392)
USD	5,622,884	NZD	7,841,834	JPMorgan Chase Bank	3/28/2018	(152,900)
USD	24,423	ZAR	305,067	JPMorgan Chase Bank	3/28/2018	(1,124)
USD	9,237,841	AUD	11,552,000	Merrill Lynch International	3/28/2018	(69,154)
USD	14,900,311	CAD	18,544,778	Morgan Stanley Capital Services, Inc.	3/28/2018	(186,115)
USD	4,141,707	JPY	459,490,360	Morgan Stanley Capital Services, Inc.	3/28/2018	(80,151)

						$(2,144,690)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	296	$38,540,125	March - 2018	$527,594
U.S. Treasury Note 10 yr	Short	USD	35	4,255,234	March - 2018	119,090

						$646,684

At January 31, 2018, the fund had liquid securities with an aggregate value of $425,436 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$709,418,226	$—	$—	$709,418,226
Switzerland	109,861,743	—	—	109,861,743
United Kingdom	100,846,313	—	—	100,846,313
Japan	2,459,888	93,956,013	—	96,415,901
France	64,128,748	—	—	64,128,748
Germany	45,838,845	—	—	45,838,845
Canada	44,374,872	—	—	44,374,872
Taiwan	36,616,764	—	—	36,616,764
Netherlands	32,354,823	—	—	32,354,823
Other Countries	82,734,462	40,473,078	—	123,207,540
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	99,340,476	—	99,340,476
Non-U.S. Sovereign Debt	—	309,895,794	—	309,895,794
Municipal Bonds	—	518,501	—	518,501
U.S. Corporate Bonds	—	150,461,851	—	150,461,851
Residential Mortgage-Backed Securities	—	67,021,824	—	67,021,824
Commercial Mortgage-Backed Securities	—	11,458,771	—	11,458,771
Asset-Backed Securities (including CDOs)	—	22,065,551	—	22,065,551
Foreign Bonds	—	99,655,183	—	99,655,183
Mutual Funds	178,367,405	—	—	178,367,405
Total	$1,407,002,089	$894,847,042	$—	$2,301,849,131

Other Financial Instruments
Futures Contracts – Assets	$646,684	$—	$—	$646,684
Forward Foreign Currency Exchange Contracts – Assets	—	7,023,442	—	7,023,442
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,144,690)	—	(2,144,690)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $16,877,038 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $13,124,644 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		222,231,761	86,456,252	(130,302,770)	178,385,243

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(9,242)	$(12,156)	$—	$642,864	$178,367,405

Supplemental Information (unaudited) – continued

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2018, are as follows:

United States	53.9%
Japan	8.1%
United Kingdom	6.2%
Switzerland	5.2%
France	5.0%
Canada	3.2%
Germany	2.8%
Italy	2.6%
Australia	1.7%
Other Countries	11.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Quarterly Report
January 31, 2018
MFS®  Utilities Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.5%
Cable TV – 4.6%
Altice USA, Inc. (a)(l)	2,487,243	$ 53,401,107
Comcast Corp., “A”	1,972,089	83,872,945
NOS, SGPS, S.A.	4,494,391	30,606,361
		$ 167,880,413
Energy - Independent – 1.5%
Targa Resources Corp.	619,300	$ 29,726,400
Western Gas Equity Partners LP	579,876	22,922,498
		$ 52,648,898
Energy - Integrated – 0.1%
Gas Natural SDG S.A.	79,961	$ 1,847,022
Natural Gas - Distribution – 2.6%
China Resources Gas Group Ltd.	13,424,000	$ 44,286,944
NiSource, Inc.	148,947	3,676,012
Sempra Energy	443,997	47,516,559
		$ 95,479,515
Natural Gas - Pipeline – 16.2%
APA Group	2,836,169	$ 18,420,202
Cheniere Energy, Inc. (a)	1,163,349	65,799,019
Enbridge, Inc.	1,861,772	68,159,019
Energy Transfer Partners LP	2,115,873	42,402,095
Enterprise Products Partners LP	3,390,810	93,654,172
EQT GP Holdings LP	129,157	3,581,524
EQT Midstream Partners LP	765,997	56,982,517
Kinder Morgan, Inc.	1,240,113	22,297,232
ONEOK, Inc.	133,746	7,872,289
Plains All American Pipeline LP	1,879,084	39,404,391
SemGroup Corp., “A”	452,892	12,975,356
Shell Midstream Partners, LP	352,621	10,095,539
Tallgrass Energy GP LP	573,640	14,042,707
TransCanada Corp.	1,522,167	70,081,559
Williams Cos., Inc.	1,396,217	43,827,252
Williams Partners LP	517,438	21,680,652
		$ 591,275,525
Telecommunications - Wireless – 6.5%
Advanced Info Service PLC	3,019,100	$ 18,556,091
America Movil S.A.B. de C.V., “L”, ADR	332,741	6,222,257
American Tower Corp., REIT	548,450	81,006,065
Cellnex Telecom S.A.U.	1,790,987	48,363,298
KDDI Corp.	823,900	20,858,039
Millicom International Cellular S.A. SDR	96,573	7,200,172
Mobile TeleSystems PJSC, ADR	2,788,238	33,849,209
Vodafone Group PLC	6,256,266	19,951,126
		$ 236,006,257
Telephone Services – 9.1%
Com Hem Holding AB	6,640,545	$ 115,452,565
France Telecom	2,045,685	36,941,685
Globe Telecom, Inc.	29,625	1,097,222
Hellenic Telecommunications Organization S.A.	2,258,853	35,476,659
PT XL Axiata Tbk (a)	75,827,725	16,934,302
Royal KPN N.V.	13,339,362	46,703,387
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
TDC A.S.	2,016,588	$ 13,459,619
Telefonica Brasil S.A., ADR	1,420,466	24,091,103
Telesites S.A.B. de C.V. (a)	10,872,500	8,160,910
TELUS Corp.	907,488	34,167,292
		$ 332,484,744
Utilities - Electric Power – 52.3%
AES Corp.	5,176,341	$ 59,838,502
Ameren Corp.	156,542	8,864,973
American Electric Power Co., Inc.	1,208,388	83,112,927
Avangrid, Inc.	738,398	35,974,751
CenterPoint Energy, Inc.	522,638	14,727,939
China Longyuan Electric Power Group Corp.	29,498,000	21,569,233
Covanta Holding Corp.	1,600,385	26,166,295
Dominion Energy, Inc.	119,663	9,147,040
Duke Energy Corp.	634,012	49,769,942
Dynegy, Inc. (a)	5,190,635	64,986,750
Edison International	713,582	44,620,282
EDP Renovaveis S.A.	19,216,964	168,204,692
Emera, Inc.	1,911,554	70,711,957
Enel Americas S.A.	6,022,421	1,409,424
Enel S.p.A	19,209,208	121,869,372
Enersis Americas S.A., ADR	1,533,120	18,060,154
Engie Brasil Energia S.A.	1,785,700	20,143,772
Eversource Energy	239,344	15,100,213
Exelon Corp.	6,096,764	234,786,382
Great Plains Energy, Inc.	890,364	27,708,128
Iberdrola S.A.	9,211,351	74,999,602
NextEra Energy Partners LP	1,169,828	52,536,975
NextEra Energy, Inc.	890,704	141,105,328
NRG Energy, Inc.	2,734,013	71,111,678
NRG Yield, Inc., “A”	1,571,776	29,596,542
NRG Yield, Inc., “C”	793,776	15,002,366
NTPC Ltd.	8,181,083	21,898,542
PG&E Corp.	1,241,526	52,677,948
PPL Corp.	4,315,208	137,525,679
Public Service Enterprise Group, Inc.	843,222	43,737,925
RWE AG	1,132,372	22,663,051
SCANA Corp.	123,094	5,002,540
Southern Co.	1,501,057	67,712,681
SSE PLC	3,365,002	62,326,374
Vistra Energy Corp. (a)	101,557	1,980,361
Westar Energy, Inc.	144,533	7,466,575
		$ 1,904,116,895
Utilities - Water – 1.6%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,872,800	$ 32,803,661
Suez Environnement	1,792,395	26,726,430
		$ 59,530,091
Total Common Stocks		$3,441,269,360
Convertible Preferred Stocks – 4.4%
Energy - Independent – 0.7%
Western Gas Equity Partners LP, 7.5%	717,222	$ 26,322,047
Telecommunications - Wireless – 0.7%
American Tower Corp., 5.5%	189,710	$ 24,425,162
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – 3.0%
Dominion Energy, Inc., 6.75%	579,957	$ 29,270,430
Dynegy, Inc., 7%	176,960	14,643,617
NextEra Energy, Inc., 6.123%	785,417	44,423,186
NextEra Energy, Inc., 6.371%	315,463	22,385,254
		$ 110,722,487
Total Convertible Preferred Stocks		$ 161,469,696
Preferred Stocks – 0.4%
Natural Gas - Distribution – 0.4%
Sempra Energy	147,790	$ 14,779,000
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.44% (v)	30,422,576	$ 30,419,534
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund, 1.22% (j)	13,766,075	$ 13,766,075
Other Assets, Less Liabilities – (0.6)%		(20,180,843)
Net Assets – 100.0%		$3,641,522,822
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $30,419,534 and $3,631,284,131, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 1/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	2,014,329	USD	2,422,185	Barclays Bank PLC	3/28/2018	$87,661
EUR	1,511,870	USD	1,858,141	Deutsche Bank AG	3/28/2018	25,643
EUR	499,890	USD	622,510	JPMorgan Chase Bank N.A.	3/28/2018	351
USD	274,971	EUR	219,547	BNP Paribas S.A.	3/28/2018	1,416
						$ 115,071
3

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	1,179,266	USD	1,473,088	JPMorgan Chase Bank N.A.	3/28/2018	$(3,727)
USD	623,569	CAD	774,080	Brown Brothers Harriman	3/28/2018	(6,155)
USD	1,403,782	CAD	1,743,352	Citibank N.A.	3/28/2018	(14,459)
USD	766,051	CAD	958,284	Credit Suisse Group	3/28/2018	(13,526)
USD	2,827,539	CAD	3,523,265	Deutsche Bank AG	3/28/2018	(38,685)
USD	2,241,923	CAD	2,771,779	JPMorgan Chase Bank N.A.	3/28/2018	(12,957)
USD	149,231,283	CAD	185,989,933	Merrill Lynch International	3/28/2018	(2,074,029)
USD	5,219,925	EUR	4,284,951	BNP Paribas S.A.	3/28/2018	(119,106)
USD	4,246,729	EUR	3,532,550	Deutsche Bank AG	3/28/2018	(154,814)
USD	2,751,836	EUR	2,289,000	HSBC Bank	3/28/2018	(100,249)
USD	245,070,670	EUR	203,701,274	JPMorgan Chase Bank N.A.	3/28/2018	(8,740,299)
USD	2,775,484	EUR	2,268,373	Merrill Lynch International	3/28/2018	(50,900)
USD	4,288,603	EUR	3,566,750	Morgan Stanley Capital Services, Inc.	3/28/2018	(155,553)
USD	108,860,874	EUR	88,540,407	Morgan Stanley Capital Services, Inc.	4/19/2018	(1,624,331)
USD	48,236,443	GBP	35,586,508	Barclays Bank PLC	3/28/2018	(2,397,532)
USD	2,228	GBP	1,614	Citibank N.A.	3/28/2018	(68)
USD	1,394,444	GBP	988,904	Royal Bank of Scotland Group PLC	3/28/2018	(12,610)
						$(15,519,000)
At January 31, 2018, the fund had cash collateral of $14,239,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
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Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,233,245,751	$—	$—	$2,233,245,751
Canada	243,119,826	—	—	243,119,826
Portugal	198,811,053	—	—	198,811,053
Spain	125,209,922	—	—	125,209,922
Sweden	122,652,737	—	—	122,652,737
Italy	121,869,372	—	—	121,869,372
United Kingdom	82,277,500	—	—	82,277,500
Brazil	77,038,537	—	—	77,038,537
China	21,569,233	44,286,944	—	65,856,177
Other Countries	308,023,051	39,414,130	—	347,437,181
Mutual Funds	44,185,609	—	—	44,185,609
Total	$3,578,002,591	$83,701,074	$—	$3,661,703,665
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$115,071	$—	$115,071
Forward Foreign Currency Exchange Contracts - Liabilities	—	(15,519,000)	—	(15,519,000)
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 2 investments presented above, equity investments amounting to $44,286,944 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $18,420,202 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At January 31, 2018, the value of securities loaned was $18,650,989. These loans were collateralized by cash of $13,766,075 and U.S. Treasury Obligations of $5,747,658.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	82,914,516	175,222,246	(227,714,186)	30,422,576
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(10,724)	$(55)	$—	$314,099	$30,419,534

6

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2018, are as follows:
United States	62.0%
Canada	6.7%
Portugal	5.5%
Spain	3.4%
Sweden	3.4%
Italy	3.3%
United Kingdom	2.3%
Brazil	2.1%
China	1.8%
Other Countries	9.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.